Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 03, 2023	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 27, 2023	Mar. 31, 2022
Subsequent Events (Details) [Line Items]
Impairement loss					$ 400
Common stock rate of shares			1,905,853	1,905,853	1,905,853		1,905,853
Shares of common stock			4,321,875	50,000
Percentage of original principal amount			1.25%
Original principal amount			$ 1
Out-of-pocket costs expenses			$ 2,081	$ 15
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Obligation to shares issued			1,905,853
Shares of common stock			9,205,270
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Impairement loss		$ 1,425
Statutory capital and surplus amount	$ 5,002
Consideration amount	200
Out-of-pocket costs expenses	51
Statutory capital and surplus	$ 4,751
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock rate of shares						4.83
The 2022 Debenture Release [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock			18,760,000
Percentage of original principal amount			0.67%
Original principal amount			$ 1